UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number       811-21650
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                                   ASA Limited
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               (Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York                     14209-2256
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 (Address of principal executive offices)                          (Zip Code)

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245
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(Name and address of agent for service)

Registrant's telephone number, including area code:      (716) 883-2428
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Date of fiscal year end:   November 30, 2007
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Date of reporting period:  August 31, 2007
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ITEM 1.  SCHEDULE OF INVESTMENTS
ASA Limited
Schedule of Investments    (Unaudited)
August 31, 2007
                                                                        Percent
                                                  Number                 of Net
 Name of Company                                of Shares  Market Value  Assets
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GOLD INVESTMENTS
  COMMON SHARES OF GOLD MINING COMPANIES
AUSTRALIA
Newcrest Mining Limited - ADRs                  3,000,000  $ 60,115,650     8.8%
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CANADA
Agnico-Eagle Mines Limited                        700,000    31,115,000     4.6
Barrick Gold Corporation                        1,125,000    36,585,000     5.4
Goldcorp Inc.                                   1,500,000    35,355,000     5.2
Meridian Gold Inc. (1)                            800,000    22,216,000     3.3
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                                                            125,271,000    18.5
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CHANNEL ISLANDS
Randgold Resources Limited - ADRs               1,450,000    34,727,500     5.1
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LATIN AMERICA
Compania de Minas Buenaventura - ADRs             900,000    34,407,000     5.1
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SOUTH AFRICA
AngloGold Ashanti Limited                       1,745,894    68,142,243    10.1
Gold Fields Limited                             4,409,977    66,855,251     9.9
Harmony Gold Mining Company Limited (1)           292,459     2,617,508     0.4
Harmony Gold Mining Company Limited-ADRs (1)    2,166,400    19,389,280     2.9
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                                                            157,004,282    23.3
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UNITED STATES
Newmont Mining Corporation                        520,368    21,990,752     3.3
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Total gold mining companies (Cost - $196,178,379)           433,516,184    64.1
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EXCHANGE TRADED FUND - GOLD
UNITED STATES
streetTRACKS Gold Trust (1)                       200,000    13,304,000     2.0
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Total exchange traded fund - gold
  (Cost $13,340,000)                                         13,304,000     2.0
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Total gold investments (Cost $209,518,379)                  446,820,184    66.1
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PLATINUM INVESTMENTS
  COMMON SHARES OF PLATINUM MINING COMPANIES
SOUTH AFRICA
Anglo Platinum Limited                            520,100    69,443,724    10.3
Impala Platinum Holdings Limited                1,722,400    51,129,607     7.6
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                                                            120,573,331    17.9
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UNITED KINGDOM
Lonmin PLC - ADRs                                 450,000    28,238,391     4.1
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Total platinum investments (Cost $17,814,290)               148,811,722    22.0
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OTHER INVESTMENTS
  COMMON SHARES OF OTHER COMPANIES
SOUTH AFRICA
Mondi Limited                                     128,000     1,236,109      .2
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UNITED KINGDOM
Anglo American plc                              1,164,800    66,820,294     9.9
Mondi plc                                         320,000     3,159,585      .5
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                                                             69,979,879    10.4
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Total other investments (Cost $9,354,683)                    71,215,988    10.6
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Total investments (Cost $236,687,352) (2)                   666,847,894    98.7
Cash, receivables and other assets less liabilities           8,902,015     1.3
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Net assets                                                 $675,749,909   100.0%
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  (1) Non-income producing security.

  (2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2007 were $432,084,593 and $1,924,051, respectively, resulting in net unrealized appreciation on investments of $430,160,542.

ADR - American Depository Receipt

Item 2.  Controls and Procedures.

          (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

               The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   ASA Limited

                           By /s/ Robert J.A. Irwin
                              _______________________
                                 Robert J.A. Irwin
                 Chairman of the Board, President and Treasurer

Date:   September 17, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


                           By /s/ Robert J.A. Irwin
                              _______________________
                                 Robert J.A. Irwin
                 Chairman of the Board, President and Treasurer
                        (Principal Executive Officer and
                          Principal Financial Officer)

Date:   September 17, 2007